Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Accounts Receivable [Line Items]
Accounts receivable gross	$ 4,009	$ 4,155
Less: allowance for Credit losses	(4,009)	(29)
Total		4,126
Referral fees [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable gross	4,009	4,155
Management fees [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable gross